Thelen Reid Brown Raysman & Steiner LLP
875 Third Avenue
New York, New York 10022

March 19, 2007

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Barbara C. Jacobs

Assistant Director

Re:	Xplore Technologies Corp.
Amendment No. 2 to Form S-4
Filed on February 8, 2007
File No. 333-138675

Dear  Ms. Jacobs:

On behalf of Xplore Technologies Corp. (the “Company”), we are filing herewith Amendment No. 3 to the Registration Statement on Form S-4 (the “Amended Registration Statement”). We are also providing two unmarked copies of the Amended Registration Statement and two copies of the Amended Registration Statement that are marked to show changes from Amendment No. 2 to the Registration Statement on Form S-4 ( “Amendment No. 2”).

The Amended Registration Statement is being filed in response to comments of the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”), pursuant to a letter dated March 2, 2007, setting forth comments to Amendment No. 2 filed by the Company on February 8, 2007. Set forth below are the Staff’s comments, indicated in bold, and the Company’s response.

General

1.             Please refer to prior comment 1. Please consider revising the jurisdiction of incorporation on the facing page of the registration statement to include a footnote explanation regarding your intent to effect a “domestication” under Section 388 of the DGCL whereby you will become a Delaware corporation. In this regard, please confirm that the signatories to the registration statement will retain full liability for the statement in the registration statement after the “domestication” is competed.

Response:  We have revised the facing page of the Amendment Registration Statement to address your comment. We confirm that the signatories to the Amended Registration Statement will retain full liability for the statements in the registration statement after the “domestication” is competed.

2.             We have received your request for confidential treatment and will issue comments, if any, under separate cover. Please note that we must complete our review of your confidential treatment request, including confirmation that it has been received by the Office of the Secretary, before we may act favorably upon a request for effectiveness of the Form S-4.

Response:  We note that the review of the Company’s confidential treatment request must be completed before the Staff may act favorably upon a request for effectiveness of the Form S-4.

Risk Factors, page 9

3.             We reissue prior comment 12. It appears that many of your risk factor subheadings now state that your business, operations or planned operations may be materially adversely affected or use similar language. For instance, on page 11 you state that if you don’t develop a rugged notebook accepted by the market your “planned operations would be materially affected” and that because your revenues are highly dependent on one product family, any reduction in sales “would have a material adverse effect on our results of operations.” This phrase is repeated throughout many of your risk factor subheadings. Please revise to identify more specifically the particular risk associated with an inability to develop a marketable product, a drop in sales, and the other risks you describe.

Response:  We have revised the risk factors in the Amended Registration Statement to identify with more specificity the particular risk associated with each risk factor.

4.             Please refer to prior comment 16. We note your response indicating that you do not consider yourself to be substantially dependent on the Peak Technologies agreement. Please tell us the percentage of revenues that Peak Technologies has accounted in fiscal year 2006 and for the nine-month period ended December 31, 2006. Please provide similar information for fiscal years 2005 and 2004. Tell us how many of your other customers, VAR or otherwise, have accounted for 10% or more of your revenues. Finally, tell us whether the loss of Peak Technologies as a VAR would materially impact the company’s revenues.

Response:  We have revised the risk factor on page 12 of the Amended Registration Statement to indicate that Methec (another VAR) and not Peak Technologies (as previously disclosed) accounted for over 10% of the Company’s revenues in fiscal year 2006. The table below shows the percentage of the Company’s revenue accounted for by Peak Technologies and Methec for the nine-month period ended December 31, 2006 and for each of the fiscal years ended 2006, 2005 and 2004. In fiscal year 2006, only Methec accounted for more than 10% of the Company’s revenue, in fiscal year 2005, there were no customers who accounted for more than 10% of the Company’s revenues and in fiscal year 2004, there were three customers who accounted for more than 10% of the Company’s revenues, neither of whom were Methec or Peak Technologies. The loss of either Methec or Peak Technologies as a VAR would not materially impact the Company’s revenues.

	Nine Months Ended December 31,	Fiscal Year Ended March 31,
	2006	2006	2005	2004
Peak Technologies	2.1%	9.5%	7.4%	0.4%
Methec	2.6%	10.4%	0.0%	0.0%

Shareholder Approval. page 23

5.             Please refer to prior comment 24. Revise to disclose, consistent with your response, that there are no time limits on the duration of the authorization resulting from a favorable shareholder vote. Shareholders should understand the full impact of a favorable vote.

Response:  We have revised the section entitled “The Domestication – Shareholder Approval” on page 23 in the Amended Registration Statement to indicate that that there are no time limits on the duration of the authorization resulting from a favorable shareholder vote.

United States and Canadian Income Tax Considerations

United States Tax Consequences, page 35

6.             We note that the disclosure regarding the U.S. tax consequences is conditional and appears to suggest that the law upon which counsel is opining is unsettled. See, for example, your statements on page 36 that the change in domicile “should not” represent a taxable transaction but in the event that it doe not qualify as a F Reorganization, the domestication “could” qualify under Code Section 368(a)(1)(D). Tell us whether you consider the law to be unsettled and why you believe the conditional opinion satisfies the requirements of Item 601(b)(8) of Regulation S-K.

Response:  We have revised the section entitled “United States and Canadian Income Tax Considerations – United States Tax Consequences – Code Section 368 Reorganization Provisions” on page 36 of the Amended Registration Statement to address your comment. Accordingly, our firm has re-filed its tax opinion with respect to the United States Tax Consequences of the domestication, which is attached as Exhibit 8.1 to the Amended Registration Statement.

Business

Sales, page 53

7.             Please refer to prior comment 33. Consistent with your response, please disclose the selection criteria you used to identify the end-users. Further, revise the disclosure to state more clearly who your customers are. In your response you state that your customers are predominately VARs. In your disclosure you appear to use various terms to describe the same category of customers, i.e., VARs, distribution partners and system integrators. To the extent these terms are interchangeable and/or refer to your customers, please clarify.

Response:  The Company respectfully requests that the Staff reconsider its comment to disclose the selection criteria it used to identify the end-users as that information is proprietary confidential information and such disclosures may cause harm to the Company's business relationships. We have revised the section entitled “Our Business – Sales” on page 53 of the Amended Registration Statement to state more clearly who the Company’s customers are and to more clearly identify the relationship between the Company and its distribution partners.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Restatement of Financial Statements under Canadian GAAP, page 61.

8.             We note your response to our previous comment 42 where you indicate that the Company has not identified any material weaknesses that have impacted its US GAAP financial statements. Considering the Company had significant restatements in your Canadian GAAP financial statements it is not clear to the Staff how you determined that there were no material weaknesses in the Company’s internal controls over financial reporting that impacted either your US GAAP or Canadian GAAP financial statements. Please explain. If there were material weaknesses, explain the actions the Company has undertaken or will undertake to remediate such weaknesses.

Response:  The Company has not identified any material weaknesses that have impacted its U.S. GAAP financial statements. Those financial statements were prepared within the Company’s current fiscal year and have an auditors’ report date of June 20, 2006.

During the second calendar quarter of 2005, the Company discovered accounting errors in its Canadian GAAP financial statements for the fiscal years ended March 31, 2002, 2003 and 2004 with respect to inventory valuation and revenue recognition. These accounting errors caused the Company to discover that there were material weaknesses in the Company’s internal controls over financial reporting. In June 2005, the Company’s Board of Directors determined that the financial statements for each of those years needed to be restated and on November 9, 2005 restated financial statements were issued by the Company.

These weaknesses related principally to the accounting for revenue recognition for sales transactions with the following attributes:

•              Significant shipments based on verbal purchase orders from value-added resellers (“VARs”) who did not have purchase orders for the product from end-user customers;

•              Multiple significant shipments to the same VAR over several quarters even though the VAR did not make cash payments for the earlier product shipments (occurred with multiple VARs);

•              Significant shipments to new VARs with whom the Company had no prior working experience;

•              Significant shipments to VARs who did not have the financial ability to pay for the product until they sold the product to end-user customers and were paid by the end-user customer;

•              Insufficient historical experience available to estimate returns; and

•              Contractual payment terms were not enforced and verbally modified.

At March 31, 2002, approximately $6.3 million of the reported receivables in the original fiscal 2002 financial statements were outstanding for more than six months. There were several significant shipments to certain VARs made during fiscal 2002, 100% of which were physically returned in fiscal 2003 or fiscal 2004 without any payments being made to the Company. These transactions were accounted for as revenue in fiscal 2002 and as a return and reduction of revenue in fiscal 2003. In total, there were approximately $7.5 million of March 31, 2002 accounts receivables originally accounted for as returns in the original fiscal 2003 financial statements.

With a new Board of Directors (three of the Company’s four Board of Directors joined the Company subsequent to the issuance of the fiscal 2004 financial statements) and a new management team (the Company’s current Chief Financial Officer joined the Company in August 2004 and the Company’s current Chief Executive Officer and current President and Chief Operating Officer were appointed in February 2006), the Company has undertaken the following actions and implemented the following procedures to remediate such weaknesses:

•              No sales orders can be processed without a firm written purchase order with stated fixed terms;

•              For all shipments consisting of 50 or more units to a VAR in any geographic location, the end-user customer will be identified and its credit worthiness evaluated before the order is processed;

•              Generally, the Company does not hold inventory at the VARs. However, there are two VARs, located in Asia and in Europe, who generally hold small quantities, approximately 30 units, to satisfy immediate end-user customer demands in those markets. The Company monitors those unit levels to ensure that they are not exceeded;

•              Implemented more rigorous policies and practices related to the collection of accounts receivable substantially within agreement terms. For example, shipments to customers that have a balance over 60 days old are put on hold by the Company’s finance department and no further shipments can be made to that customer without the approval of the Chief Financial Officer. Shipments are not resumed to these customers until the balance in question is paid in full;

•              Sales reps are not paid commissions on receivable amounts that are over 60 days old;

•              Offering a customer non-standard terms without the advance approval of either the President or Chief Financial Officer is grounds for immediate dismissal;

•              The Company does not offer any price concessions for excess or obsolete inventory held by its VARs; and

•              Hiring a new auditor with extensive experience in revenue recognition matters for Canadian and  U.S. registrants.

Since the implementation of these policies and practices in the fall of 2004, actual returns experience is less than 1.5% of revenue and the Company has had less than $30,000 of bad debts.

We have revised the section entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations – Restatement of Financial Statements under Canadian GAAP” on pages 61 and 62 of the Amended Registration Statement accordingly.

9.             Please refer to prior comment 44. It is unclear from your disclosure on page 64 whether you experienced actual changes in the price of your products, or whether “the favorable impact of pricing” was due to the changes in profit margin resulting from the change in product mix you describe. Please revise to state whether you experienced increases or decreases in the prices charged for your products and services.

Response:  We have revised the section entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations – Results of Operations – Three and Nine Months Ended December 31, 2006 vs. Three and Nine Months Ended December 31, 2005” on page 65 of the Amended Registration Statement to address your comment.

Management

Compensation Committee Interlocks and Insider Participation, page 80

10.           We reissue prior comment 51. Please note that Release No. 33-7009 Section III, H. specifically addresses the “Failure to Disclose Related Transactions Under the Caption ‘Compensation Committee Interlocks and Insider Participation.’” As stated in the release, the disclosure of certain relationships of members of the registrant’s board who participate in executive compensation deliberations is required to appear in full under the caption “Compensation Committee Interlocks and Insider Participation.” Thus, as we previously commented, you may include a cross-reference in the section titled Certain Relationships and Related Transactions to the disclosure that should appear in this section, but not vice versa.

Response:  We have revised the section entitled “Management – Certain Relationships and Related Transactions” on pages 81 and 82 of the Amended Registration Statement to include a cross-reference to the section entitled “Management – Compensation Committee Interlocks and Insider Participation.”

Part II

Undertakings

11.           We note that you did not include paragraph 512(a)(5) of the undertaking. Please update the disclosure to include the currently required undertakings outlined in paragraphs 512(a)(5)(i) or (ii) of the rule, as applicable to your offering.

Response:  We have addressed your comment by adding the undertaking required by Item 512(a)(5)(ii) of Regulation S-K on page II-4 of the Amended and Registration Statement.

Interim Financial Statements

Note 3 - Loss Per Share, page F-5

12.           We note your response to our previous comment 57 where you indicate that while the Company considered the guidance in EITF 03-6, since the effect of the conversion of the preferred shares is anti-dilutive, the Company did not present dual earnings per share. However, it is not clear from your response how the Company considered Issue 5 of such guidance. Tell us whether the Company’s Series A or Series B preferred shareholders have contractual obligations to share in the Company’s losses. If so, tell us how you considered such guidance, which states that an entity should not automatically exclude a convertible participating security from the computation of basic EPS if an entity has a net loss from continuing operations. Revise your disclosures in Note 3 to specifically address the Company’s consideration of EITF 03-6 and its impact on your earnings per share calculations. Also, revise to include, for each period presented, the number of securities (i.e. warrants, options, conversion of Series A and Series B Preferred Shares and debentures) that were excluded from the calculations of diluted EPS because their inclusion would be anti-dilutive. We refer you to paragraph 40(c) of SFAS 128.

Response:  The Company has reviewed Issue 5 of EITF 03-6 which stipulates that a convertible participating security should be included in the computation of basic EPS in periods of net loss. The Company’s Series A and Series B Preferred Shares are not convertible participating securities as the shareholders are not contractually obligated to fund the losses of the Company and the contractual principal or mandatory redemption amounts of the Series A and Series B Preferred Shares are not reduced as a result of losses incurred by the Company. The Company has revised Note 3 to its interim consolidated financial statements as at December 31, 2006 and for the nine months then ended to include, for each period presented, the number of securities that were excluded from the calculations of diluted EPS because their inclusion would be anti-dilutive.

Note 5 – Debentures, page F-7

13.           We note your response to our prior comment 58 where you indicate that the Series A and Series B Preferred shares did not contain a beneficial conversion feature as the conversion rate was equal to the market price. We note that the Company issued Series B Preferred Shares on August 9, 2006 at $0.34 per share in a private placement and that such shares are convertible initially on a one-for-one basis into common stock. According to Yahoo, the Company’s common stock was trading at $0.56 per share on the same date. Therefore, please explain your statement that the conversion rate ($0.34) equaled the market price ($0.56) of the Company’s common stock on the commitment date. In this regard, please note that pursuant to paragraphs 5 and 58 of SFAS 107 the use of a quoted market price, even in a thinly traded market, are relevant measures of fair value. A similar analysis should be made for the Series A Preferred Stock.

Response:  The Company’s issuance of securities, as well as the pricing at which the securities are issued, is subject to the approval of the Toronto Stock Exchange (“TSX”) and conditions they so require. Therefore, the Company’s believes that for accounting measurement purposes the commitment date for the terms of a transaction is commensurate with the timing of the TSX’s approval of such transaction.

On March 15, 2006, McCarthy Tetrault LLP (“MT”), the Company’s Canadian counsel, advised the Toronto Stock Exchange (the “TSX”) that a proposed private placement of unregistered securities was being contemplated by the Company in connection with a restructuring. On March 16, 2006, the TSX reviewed the volume weighted average trading price of the Company’s common shares on the Toronto Stock Exchange for the five previous trading days ending March 14, 2006, and determined that the securities could be offered by the Company at a price of Cdn.$0.40 per share.

On March 27, 2006, MT submitted an application to the TSX requesting approval of (A) the Company’s proposed recapitalization, pursuant to which the Company planned to issue Series A Preferred Shares in exchange for approximately US$18.4 million of indebtedness (the “Recapitalization”) at a conversion price of US$0.34 per share (Cdn.$0.40 based on the Bank of Canada’s exchange rate on that day); and (B) the Company’s proposed issuance of up to US$5 million of debentures (the “Bridge Loan”). It was contemplated that any debentures issued under the Bridge Loan outstanding at the time of the Recapitalization would be exchanged for Series A Preferred Shares at a price of US$0.34 per share. To the extent that less than US$5 million of debentures were issued under the Bridge Loan prior to the Recapitalization, the Company could take down the balance of the Bridge Loan through the subsequent issuance of Series A Preferred Shares at a price of US$0.34 per share (the “Transaction”).

The Transaction was approved by the TSX on April 4, 2006, subject to, among other things, shareholder approval. Shareholder approval of the Transaction was obtained on May 23, 2006 in a special meeting of the Company’s shareholders. The Recapitalization was consummated on May 30, 2006 and, pursuant to the terms of the Bridge Loan, the Company issued additional Series A Preferred Shares during July 2006 at a price of US$0.34 per share.

In conjunction with the Recapitalization, the Company contemplated a follow-on US$5 million offering of unregistered Series B Preferred Shares, and in June 2006 engaged the services of a placement agent in connection with such offering. On June 16, 2006, MT advised the TSX that another proposed private placement of securities was being contemplated by the Company. On June 20, 2006, the TSX reviewed the volume weighted average trading price of the Company’s common shares for the five previous trading days ending June 15, 2006, and determined that such securities could be offered by the Company at a price of Cdn.$0.34 per share (US$0.30 based on the Bank of Canada’s exchange rate on that day). However, the Company’s Board of Directors determined that the offering price of the Series B Preferred Shares should be US$0.34, the same offering price of the recently completed and much larger offering of Series A Preferred Shares. The placement agent commenced the offering in June 2006 and the offering was consummated on August 9, 2006.

Annual Financial Statements

Report of Independent Registered Auditors, page F-11

14.           We note your response to our prior comment 62 where you state that “as a result of events occurring after the initial filing, any questions the Company’s auditors had regarding the ability of the Company to continue as a going concern have been overcome and the Company’s auditors have amended their report accordingly,” It is unclear what events transpired after your initial filings that changed the auditors opinion as the items cited in the revised disclosures in Note 2 (i.e. borrowings from your senior leader and financial support from Phoenix Venture Fund) existed at the time of your original filing. Please explain. Also, tell us how Mintz & Partners considered the guidance in AU Section 341 and Question 1 to AU Section 9341 in determining that a going concern paragraph was no longer necessary.

Response:  The Company’s agreement with its senior lender to increase its revolving credit facility up to $8 million and the commitment of Phoenix Venture Fund to provide the Company with addition financing did not occur until February 2007 (please see the section entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations – Liquidity and Capital Resources” on pages 73 and 74 of the Amended Registration Statement). The Company has revised Note 19 to its consolidated financial statements as at March 31, 2006 and 2005 and for the years then ended to reflect those subsequent events.

As you know, AU Section 9341 states that an auditor has no obligation to reissue its report. However, Mintz & Partners extended its work as listed in AU Section 560, which included subsequent events to the date of reissuance and considered the factors as described in AU Section 341, paragraphs .06 through .11, based on circumstances and conditions at the date of reissuance, namely, the increase of the Company’s line of credit with its senior lender and the assurances provided by Phoenix. Mintz has revised its auditor’s opinion on page F-12 of the Amended Registration Statement accordingly.

15.           We note that your auditors are located in Canada. As of December 31, 2006, it appears that the majority of your assets and operations are located in the United States, as well as all of your employees and senior management. In light of this fact, please tell us whether you plan to engage an auditor located in the United States to serve as your principal auditor for future filings. If not, please tell us how you current Canadian audit firm plans to conduct future audits and reviews of the Company’s financial statements. We refer you to Section 5.K of “International Reporting and Disclosure Issues in the Division of Corporation Finance” on the Commission’s website at: http://www.sec.gov/divisions/corpfin/internatl/cfirdissues1104.htm#P442_69217 for further guidance.

Response:  The Company intends to retain Mintz & Partners LLP (“Mintz”) as its principal auditor for future filings. Mintz plans to continue to conduct future audits and reviews of the Company’s financial statements on site, in Austin, Texas. This has been Mintz’s practice since its appointment as the Company’s auditor. The senior members of the engagement team are Canadian Chartered Accountants as well as United States Certified Public Accountants. The engagement team consists of  a mixture of staff from Mintz’s Toronto office and from an affiliated firm (BKD LLP) in Houston, Texas. The work is planned, controlled, directed and reviewed by Mintz.

For the Staff’s information:

•              Prior to 2003, while not a member of SEC Practice Section (SECPS), Mintz was “SEC credentialed” on the basis that it met the requirement for providing audit services for United States registrants as defined in Article 2 of Regulation S-X.

•              Mintz’s  quality assurance manual meets all requirements of PCAOB standards in respect of independence, file review, oversight, audit expectations and file completion standards including concurring and specialized review.

•              Mintz will, as required by its Quality Assurance Manual, consult on accounting matters with its internal Director of Quality Control and Standards and, where it deems necessary, consult with members of its US affiliation, notably Weiser LLP in New York or BKD LLP in Springfield, Missouri.

The Company believes that Mintz has demonstrated sufficient knowledge and experience applying US GAAP, US GAAS (now PCAOB standards), the Commission’s financial reporting rules and the Commission’s independence requirements as required in the guidance referred to above. The Company also believes that the audit team is skilled and experienced in the areas of US GAAP, application of PCAOB standards and the audit of US GAAP financial statements.

Note 2 - Significant Accounting Policies

e)     Deferred Charges, page F-18

16.           We note your response to our prior comment 63 where you indicate that the value of the warrants issued to the short-term debenture holders was in effect a penalty for non-payment of matured debt. You further indicate that the modification of the debt (due to the $1,329,000 penalty and the extension of the maturity to June 30, 2006) did not cause the debt to change by more than 10%. Please provide your calculations to support your conclusions that the present value of the cash flows under the terms of the new debt (including the impact of the penalty) did not change by more than 10% from the present value of the cash flows under the terms of the original instrument.

Response:  The present value of the cash flows under the terms of the new debt did not change by more than 10% from the present value of the cash flows under the terms of the original instrument as shown by the calculation below. The small difference is due to a short three-month extension of the maturity of the new debt. The value of the warrants issued to the short-term debenture holders is a non-cash transaction and does not impact the analysis of the net cash flow difference.

$5,000,000 Convertible Debentures for 3 month period @ 10%

Present Value of Principal for 3 month period:	$4,882,270

Present Value of Interest:
$ 5,000,000 10% ¼ 125,000	$113,636

Present Value of Future Cash Flows using new terms:	$4,995,906

Present Value of Principal Amount at 3/31/06:	$5,000,000

Difference:	0.08%

15.           Also, we note from your disclosures on page F-7 that the remaining unamortized deferred financing costs of $424,000 resulting from the issuance of the warrants was recorded as Series A Preferred Share issuance costs as part of the recapitalization. Tell us how you determined that these costs should be recorded as preferred stock issuance costs versus expensing them as costs of extinguishment of the debt. Please explain and provide the specific accounting guidance applied in your analysis.

Response:  The Company reviewed its position on treatment of the deferred financing costs and has determined that this transaction is an extinguishment of debt under FAS No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities-a replacement of FASB Statement No. 125,” and should have been recognized on the basis that either (a) the Company paid the creditor and is relieved of its obligation for the liability or (b) the Company is legally released from being the primary obligor under the liability either judicially or by the creditor.

Further, given the circumstances of the transaction, it appears to qualify as a troubled debt restructuring under FAS No. 15, “Accounting by Debtors and Creditors for Troubled Debt Restructurings.” Paragraph 15 deals with the grant of equity interest on full settlement of the debt, which is the fact pattern around the debt replacement with preferred shares. Paragraph 15 states that “the equity interest should be accounted for at its fair value. The difference between the fair value of the equity interest granted and the carrying amount of the payable settled shall be recognized as a gain on restructuring of payables.”

As indicated in FAS No. 15, paragraph 13, the carrying amount of the payable settled is the face amount increased or decreased by applicable accrued interest and applicable unamortized premium, discount, finance charges, or issue costs. The Company believes the warrants issued in connection with the debt are, in substance, in this category.

The unamortized deferred charges should, therefore, have been added to the carrying amount of the extinguished debt when calculating the gain or loss, which would have the same impact as expensing them as costs of the debt extinguishment, given that there was no gain/loss originally recognized on the exchange of the debt for preferred shares.

The Company has amended its interim consolidated financial statements as at December 31, 2006 and for the nine months then ended, including Note 5 thereto (page F-8 of the Amended Registration Statement), to reflect this change. We have revised the sections entitled “Selected Financial Data” and “Management’s Discussion and Analysis of Financial Condition and Results of Operations – Results of Operations – Three and Nine Months Ended December 31, 2006 vs. Three and Nine Months Ended December 31, 2005” on pages 8 and 67-68, respectively, of the Amended Registration Statement accordingly.

g)    Revenue Recognition, page F-19

16.           We note your response to our prior comment 64 where you indicate that the Company has changed its business practices such that sales to re-sellers are undertaken only when the Company has assurances that all requirements for revenue recognition under SAB 104 have been met. On page 59 you indicate that you do not hold inventory at your resellers and you do not expect resellers to hold significant inventories of your product. How does the Company define “significant inventories”? Does the Company monitor the inventory levels at each of your resellers to ensure they are not holding excess levels of inventory? Tell us if the Company offers any price concessions for excess or obsolete inventory held by your resellers and if so, tell us how you account for such consideration.

Response:  We have revised the section entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations – Critical Accounting Policies – Revenue Recognition” on page 59 of the Amended Registration Statement to indicate that generally, the Company does not hold inventory at its resellers. However, two of the Company’s resellers, located in Asia and Europe, generally hold small quantities, approximately 30 units, to satisfy immediate end-user customer demands in their markets. The Company monitors those unit levels to ensure that they are not exceeded. For all shipments consisting of 50 or more units to any location, the Company determines who the end-user customer will be before it processes the sales order. Shipments are not made without this information. Other controls utilized to monitor the status of these sales transactions include weekly analysis of aged receivables and reporting of their collection status. Shipments to resellers that have a balance over 60 days old are put on hold by the Company’s finance department and no further shipments can be made to such resellers without the approval of the Company’s Chief Financial Officer. Shipments to these resellers are not resumed until the balance in question is paid in full. Also, the Company’s sales representatives are not paid a commission on the amounts in question. The Company does not offer any price concessions for excess or obsolete inventory held by its resellers.

Legality Opinion

17.           Please tell us the bases for the assumptions you have included under paragraphs (i) through (vi). For example, it is unclear why you are assuming that the company was a duly incorporated and validly existing corporation of Canada in good standing immediately prior to the time of domestication, when you have not stated whether it is duly incorporated and validly existing as of the date of your opinion. Similarly, what is the reason for assuming the company had full corporate power and authority to domesticate to Delaware? Is there a reason why you cannot now state whether the company has full corporate power and authority to effect the change in jurisdiction? To the extent these are readily ascertainable facts that are material to your opinion, it is inappropriate to include such broad assumptions. On the other hand, if you cannot provide an opinion as to whether, for example, the company now has full corporate power and authority to domesticate to Delaware, consider whether risk factor disclosure regarding any uncertainty in this regard is necessary.

Response:  We have revised our legal opinion to remove the assumptions previously included under paragraphs (i) through (vi) of our opinion. We have attached a revised copy of our legal opinion as Exhibit 5.1 to the Amended Registration Statement

18.           Please explain your reference under paragraph (ii) to the issued and outstanding common shares and Series A and B preferred shares, no par value, were duly authorized, validly issued, fully paid and non-assessable shares of the Canadian company. Your disclosure in the prospectus relating to the issue and outstanding common and preferred shares indicate that they each have a par value of $0.001. We note that the company may issue an unlimited number of such shares with no par value.

Response:  The Company’s currently issued and outstanding shares do not have a par value as, according to Canadian counsel, there is no concept of “par value” in Canada. However, subsequent to the domestication, the Company will be a Delaware corporation and under its charter, the Company's capital stock will have a par value of $0.001. As stated above, we have removed paragraph (ii) from our legal opinion.

19.           The assumption that the company filed all notices, reports, documents or other information and obtained all authorizations, etc. and otherwise complied with all requirements of the Act and other applicable laws of Canada is too broad to be meaningful disclosure. As you should have knowledge of what actions the company has not yet taken to effectuate the domestication, please revise your opinion to limit the assumptions consistent with your knowledge of the facts as of the date of the opinion.

Response As stated above, we have removed the assumption that the company filed all notices, reports, documents or other information and obtained all authorizations, etc. and otherwise complied with all requirements of the Act and other applicable laws of Canada from our legal opinion.

20.           Please revise the penultimate paragraph to delete the second sentence and any implication that the opinion may not be relied upon by the potential investors.

Response:  We have revised the penultimate paragraph of our legal opinion to delete the second sentence thereof.

21.           Moreover, we note that the opinion is given as of the date of February 6, 2007. Please be advised that you will need to update the legality opinion so it speaks as of a date immediately prior to the desired effective date.

Response:  Our firm has filed a legal opinion dated March 19, 2007, which is attached as Exhibit 5.1 to the Amended Registration Statement.

Exhibit 16.1

22.           We note your response to our prior comment 69 and have the following additional comments:

•      We note the authoritative Canadian GAAP literature the Company applied to determine the timing of revenue recognition, warranty reserves and inventory valuation. Tell us specifically how you applied this guidance initially and explain how you subsequently determined that your initial application was incorrect.

•      Explain, in detail, why the Company and your current auditors believe the restatement is a correction of an error and not a change in accounting policy.

•      We note that you presented Deloitte Canada with supporting documentation to your restatements. Please provide copies of such documentation as well as copies of the correspondence to and from the Ontario Securities Commission relating thereto.

Response:  The Company’s initial accounting and reporting of the fiscal year 2002, 2003 and 2004 financial statements and subsequent restatement of these financial statements during the Company’s fiscal year 2006 spanned a considerable time period of two different management teams. To assist the Staff in gaining an understanding of the factors that contributed to the initial accounting and restatements, we provided to the Staff, as requested, as supplemental information a “Timeline of Events Related to the Restatements” from August 2001 to December 2006 (the “Timeline”) and accompanying documentation which are Exhibits to the Timeline. In addition, we have provided, as requested, as supplemental information a memorandum prepared by the Company which is identified as Appendix I.

The Timeline and the accompanying documentation (Exhibit J, Exhibit P and Appendix I) relate to how the Company initially applied the accounting guidance and how it subsequently determined that the initial application was incorrect.

The Timeline and the accompanying documentation (Exhibit J, Exhibit P and Appendix I) explain, in detail, why the Company and its current auditors believe the restatement is a correction of an error and not a change in accounting policy.

The accompanying documentation included in the Timeline contains copies of documentation presented to Deloitte Canada (Exhibit K) and material correspondence to and from the Ontario Securities Commission relating to the Company’s restatements (Exhibits A, B, C, D, E, F, L and P).

Pursuant to the Securities Act of 1933, as amended, including Rule 418(b) promulgated thereunder (“Rule 418(b)”), the Timeline, including all Exhibits thereto, and Appendix I are being provided to the Staff on a supplemental, confidential basis only and are not to be filed with or deemed a part of the Amended Registration Statement. Pursuant to Rule 418(b), the Company hereby requests that the supplemental information be returned to the undersigned promptly following completion of the Staff’s review of such supplemental information.

We appreciate the opportunity to provide our response to the Staff. If you wish to discuss any of the foregoing responses, please call me at (212) 603-2227.

Very truly yours,

/s/ Jonathan J. Russo

cc:	Michael J. Rapisand
Xplore Technologies Corp.